SCHWARTZ
                                   VALUE FUND

                                   a series of

                                    SCHWARTZ
                                INVESTMENT TRUST

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)
                            for the six months ended
                                  JUNE 30, 1999

   SHAREHOLDER ACCOUNTS                                   CORPORATE OFFICES
   c/o Countrywide Fund                                   3707 W. Maple Road
      Services, Inc.                                  Bloomfield Hills, MI 48301
      P.O. Box 5354                                         (248) 644-8500
Cincinnati, OH 45201-5354                                 Fax (248) 644-4250
      1-800-543-0407

                                     [LOGO]
                               Schwartz Value Fund

Dear Fellow Shareowner:

     Is the long-awaited turn in the small-cap market here? It would seem so. The Schwartz Value Fund was up 14.5% for the second quarter of 1999, which approximated the returns of the S&P 600 and the Russell 2000 small-cap indices, while the large-cap S&P 500 was up 7.1%. As an asset class, however, small-caps are still deeply depressed, on an absolute and relative basis. The future performance of small-caps may be enhanced by cash flows actually entering, instead of exiting, the sector.

     Earlier this year, the demise of small-cap investing was greatly exaggerated. When the majority of "experts" proclaim there is no hope for a particular stock, industry or asset class -- you know its price is near the bottom. This contrarian principal is one of the most reliable but misunderstood investment principles I have observed in my 32 years of investment counsel. "It's always darkest just before dawn," "Buy on the bad news," "Buy when blood is running in the streets," pick your cliche -- they're all apropos because there is a direct linkage between investor sentiment and price. Negative sentiment depresses prices. At a low enough price, even a below-average company can become an above-average investment. Conversely, at a high enough price, the stock of an above-average company can become a poor investment.

     Emerging markets and commodities are two very recent examples of depressed asset classes which have rebounded from very distressed levels despite widespread predictions of doom and gloom. The emerging markets were in crisis as recently as year-end 1998 and have since recovered dramatically in the face of economic depression, unstable currencies, loose accounting standards, mismanaged governments, excess manufacturing capacity, and a host of other problems. Likewise, commodity prices were decimated over the last year. With supplies plentiful, pundits were predicting continued price weakness. Oil prices slumped to about $10 a barrel, while pessimism was widespread based on a glut of supply, OPEC's lack of discipline, and weak world demand. Analysts were predicting depressed prices for an extended period of time with some predicting $5 oil. Within a few months, the price of oil doubled to $20 a barrel. The point is that market prices almost always discount the future and incorporate all the bad news at the bottom. As Sir John Templeton says, "Buy at the point of maximum pessimism." Because of our contrarian bent, Schwartz Value Fund bought depressed oil stocks near their lows and benefited as prices rebounded. Patterson Energy, Inc., Diamond Offshore Drilling, Inc., Forest Oil Corporation, and Santa Fe Snyder Corporation are energy-related holdings which have appreciated 50-200% from our cost.

     The Fund owns numerous other out-of-favor issues, with intrinsic value meaningfully exceeding the stock prices. As with the energy stocks, it's impossible to predict exactly when they will turn. In the end, value will out, but that may be tomorrow, next month, or next year. In the meantime, stocks that were merely depressed can become inordinately depressed, if they're small-caps and liquidity is an issue. So, even though the Schwartz Value Fund had a strong rebound in the second quarter, the portfolio has experienced a significant drag from some of our large positions, which are down from the start of the year. Thomas Nelson, Inc., Data Research Associates, Inc., Griffon Corporation and Rainbow Technologies, Inc. represent four meaningful holdings that have declined between 20-35% in 1999. Even though these are fine companies, they have held the Fund's performance back by at least 5% year-to-date. Each company has reported mildly disappointing earnings and as a result has seen its stock price punished in the marketplace. The stock price declines have more than factored in each company's short-term problems. The companies continue to have capable leadership, strong balance sheets, powerful market positions, and good long-term prospects. From their current bargain levels, the expected price recovery in these issues should have a significant positive affect on the portfolio's future performance.

     Notwithstanding, it is encouraging to see the outperformance of small-caps versus the S&P 500 in the second quarter. It's particularly nice to see the recent pick-up in M&A activity of undervalued smaller companies. The Fund has benefited recently from corporate buyers paying large premiums to acquire SteriGenics International, Inc., Aviall, Inc., and Whittaker Corporation. This is the merit of investing in a disciplined fashion and buying pieces of businesses for significantly less than their intrinsic value. The strategy has worked for many years and continues to be a sound approach for the future.

     On a different matter, your Board of Trustees reduced the Fund's minimum initial investment requirement from $25,000 to $10,000, effective immediately. Increasingly, shareholders have expressed interest in opening SVF accounts for their children and grandchildren, in amounts of $10,000, often related to gifting. With that thought in mind, a lower minimum may increase the Fund's assets and spread fixed expenses over a larger shareholder base.

     Your continued support is greatly appreciated.

                              SCHWARTZ VALUE FUND

                              /s/ George P. Schwartz

                            George P. Schwartz, CFA
                                   President

July 26, 1999

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 1999 (Unaudited)
================================================================================

Shares    COMMON STOCK -- 85.2%                                         Value
--------------------------------------------------------------------------------
          APPAREL & TEXTILES -- 2.8%
    20,000    Fruit of the Loom, Inc. -- Class A* ..............     $   195,000
    25,000    K-Swiss Inc. -- Class A ..........................       1,162,500
    15,000    Nautica Enterprises, Inc.* .......................         253,125
                                                                     -----------
                                                                       1,610,625
                                                                     -----------
          BUILDING MATERIALS & CONSTRUCTION -- 1.1%
    25,000    Gardner Denver, Inc.* ............................         403,125
    37,400    Schuler Homes, Inc.* .............................         243,100
                                                                     -----------
                                                                         646,225
                                                                     -----------
          BUSINESS SERVICES -- 1.4%
    35,000    HA-LO Industries, Inc.* ..........................         345,625
    20,000    NOVA Corporation* ................................         500,000
                                                                     -----------
                                                                         845,625
                                                                     -----------
          CONSUMER PRODUCTS -- DURABLES -- 4.5%
    45,000    Craftmade International, Inc. ....................         585,000
   250,000    Griffon Corporation* .............................       1,953,125
    50,000    HMI Industries Inc. ..............................          96,875
                                                                     -----------
                                                                       2,635,000
                                                                     -----------
          CONSUMER PRODUCTS -- NONDURABLES -- 2.7%
    20,000    Helen of Troy Limited* ...........................         358,750
    50,000    Pentech International, Inc.* .....................          39,063
    54,500    Velcro Industries N.V ............................         660,813
    24,200    Weyco Group, Inc. ................................         556,600
                                                                     -----------
                                                                       1,615,225
                                                                     -----------
          EDUCATION -- 1.8%
    25,000    Childtime Learning Centers, Inc.* ................         368,750
    20,000    Computer Learning Centers, Inc.* .................          98,750
    20,000    Nobel Learning Communities, Inc.* ................         100,000
    15,000    Quest Education Corporation* .....................         158,438
     6,000    Strayer Education, Inc. ..........................         184,125
    25,000    Whitman Education Group, Inc.* ...................         150,000
                                                                     -----------
                                                                       1,060,063
                                                                     -----------

================================================================================

Shares    COMMON STOCK -- 85.2%                                         Value
--------------------------------------------------------------------------------

          ELECTRONICS -- 2.6%
    20,000    Littelfuse, Inc.* ................................         385,000
    40,000    Universal Electronics Inc.* ......................       1,122,500
                                                                     -----------
                                                                       1,507,500
                                                                     -----------
          ENERGY & MINING -- 9.2%
    10,000    Diamond Offshore Drilling, Inc. ..................         283,750
    25,000    Forest Oil Corporation* ..........................         314,063
   200,000    Golden Star Resources Ltd.* ......................         162,500
   100,000    Inco Limited -- Class VBN ........................         768,750
   250,000    Input/Output, Inc.* ..............................       1,890,625
    20,000    Newmont Mining Corporation .......................         397,500
   100,000    Patterson Energy, Inc.* ..........................         987,500
    75,000    Sante Fe Snyder Corporation* .....................         571,875
                                                                     -----------
                                                                       5,376,563
                                                                     -----------
          ENVIRONMENTAL SERVICES -- 1.4%
    12,400    GZA GeoEnvironmental Technologies, Inc.* .........          62,000
    65,000    Sevenson Environmental Services, Inc. ............         755,625
                                                                     -----------
                                                                         817,625
                                                                     -----------
          FINANCE -- BANKING & THRIFTS -- 6.4%
     9,375    Chemical Financial Corporation ...................         326,367
   137,500    Ottawa Financial Corporation .....................       2,956,250
    30,000    Republic Bancorp Inc. ............................         455,625
                                                                     -----------
                                                                       3,738,242
                                                                     -----------
          FINANCE -- INSURANCE -- 5.3%
    70,000    Acceptance Insurance Companies Inc.* .............       1,054,375
    27,500    PICO Holdings, Inc.* .............................         696,094
    75,000    Queensway Financial Holdings Limited* ............         354,718
   100,000    Unico American Corporation .......................       1,018,750
                                                                     -----------
                                                                       3,123,937
                                                                     -----------
          HEALTHCARE -- 9.7%
   120,000    America Service Group Inc.* ......................       1,830,000
    20,000    Brookdale Living Communities, Inc.* ..............         296,250
    15,000    HCR Manor Care, Inc.* ............................         362,813
    10,000    IMPATH Inc.* .....................................         270,000

================================================================================

Shares    COMMON STOCK -- 85.2%                                         Value
--------------------------------------------------------------------------------

    50,000    SteriGenics International, Inc.* .................       1,318,750
    65,000    STERIS Corporation* ..............................       1,259,375
    10,000    Sunrise Assisted Living, Inc.* ...................         348,750
                                                                     -----------
                                                                       5,685,938
                                                                     -----------
          INDUSTRIAL PRODUCTS & SERVICES -- 5.7%
    10,000    Crown Cork & Seal Company, Inc. ..................         285,000
    20,000    Greif Bros. Corporation -- Class A ...............         510,000
    50,000    Kaydon Corporation ...............................       1,681,250
    50,000    Maritrans Inc. ...................................         281,250
    25,000    United Dominion Industries Limited ...............         606,250
                                                                     -----------
                                                                       3,363,750
                                                                     -----------
          PRINTING & PUBLISHING -- 3.9%
   200,000    Thomas Nelson, Inc. ..............................       2,225,000
       465    The Detroit Legal News Company ...................          69,750
                                                                     -----------
                                                                       2,294,750
                                                                     -----------
          REAL ESTATE -- 2.9%
    16,499    I. Gordon Realty Corporation* ....................         148,491
        15    Lafourche Realty Company, Inc. ...................          96,000
    94,000    Malan Realty Investors, Inc. .....................       1,451,125
                                                                     -----------
                                                                       1,695,616
                                                                     -----------
          RETAIL -- 1.9%
   100,000    Charming Shoppes, Inc.* ..........................         609,375
    20,000    Miami Computer Supply Corporation* ...............         377,500
    20,000    The Good Guys, Inc.* .............................         150,000
                                                                     -----------
                                                                       1,136,875
                                                                     -----------
          TECHNOLOGY & ELECTRONICS -- 18.3%
    15,000    Advanced Communication Systems, Inc.* ............         205,312
   242,200    Data Research Associates, Inc. ...................       2,512,825
    30,000    LoJack Corporation* ..............................         251,250
    45,000    Mechanical Dynamics, Inc.* .......................         270,000
   150,000    Perceptron, Inc.* ................................         684,375
   165,000    Rainbow Technologies, Inc.* ......................       1,949,062
    33,100    Security Dynamics Technologies, Inc.* ............         703,375
   139,900    SPSS Inc.* .......................................       3,593,681

================================================================================

Shares    COMMON STOCK -- 85.2%                                         Value
--------------------------------------------------------------------------------

    85,000    X-Rite, Incorporated .............................         547,187
                                                                     -----------
                                                                      10,717,067
                                                                     -----------
          TRANSPORTATION -- 3.6%
    10,000    Aviation Sales Company* ..........................         395,000
    40,000    Providence & Worcester Railroad Company ..........         565,000
   135,000    The Morgan Group, Inc. -- Class A ................       1,181,250
                                                                     -----------
                                                                       2,141,250
                                                                     -----------

          TOTAL COMMON STOCK (Cost -- $41,682,536) .............      50,011,876
                                                                     -----------

          PREFERRED STOCK -- 0.2% (Cost -- $132,739)
              Telos Corporation, 12% Cumulative
    35,000      Exchangable Preferred* .........................         105,000
                                                                     -----------

          CLOSED-END FUNDS -- 2.9% (Cost -- $1,835,557)
   350,000    Royce Focus Trust, Inc. ..........................       1,728,125
                                                                     -----------

Face Amount                                                             Value
-----------                                                             -----

          REPURCHASE AGREEMENTS((1)) -- 11.6% (Cost $6,779,549)
              Fifth Third Bank, 4.10%, dated 6/30/99, due 7/01/99,
$6,779,549      repurchase proceeds: $6,780,321 ................       6,779,549
                                                                     -----------

          TOTAL INVESTMENTS -- 99.9% (Cost $50,430,381) ........      58,624,550

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ........          55,469
                                                                     -----------

          NET ASSETS -- 100.0% .................................     $58,680,019
                                                                     ===========

 * Non-income producing security.

(1)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)
================================================================================

ASSETS
Investments, at market value (cost of $50,430,381) (Note 1) ..     $ 58,624,550
Cash .........................................................            2,424
Receivable for securities sold ...............................           18,749
Receivable for capital shares sold ...........................          150,000
Dividends receivable .........................................           80,995
Interest receivable ..........................................              772
Other assets .................................................           13,738
                                                                   ------------
    TOTAL ASSETS .............................................       58,891,228
                                                                   ------------
LIABILITIES
Payable for capital shares redeemed ..........................            2,270
Accrued investment advisory fees (Note 2) ....................          205,283
Other accrued expenses and liabilities .......................            3,656
                                                                   ------------
    TOTAL LIABILITIES ........................................          211,209
                                                                   ------------

NET ASSETS ...................................................     $ 58,680,019
                                                                   ============
NET ASSETS CONSIST OF
Paid-in capital ..............................................     $ 47,308,616
Accumulated net investment loss ..............................         (160,119)
Accumulated net realized gains from security transactions ....        3,337,353
Net unrealized appreciation on investments ...................        8,194,169
                                                                   ------------

NET ASSETS ...................................................     $ 58,680,019
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .................        2,601,541
                                                                   ============
Net asset value, redemption price, and
  offering price per share ...................................     $      22.56
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1999 (Unaudited)
================================================================================

INVESTMENT INCOME
  Dividends ....................................................    $   305,811
  Interest .....................................................        105,250
                                                                    -----------
    TOTAL INVESTMENT INCOME ....................................        411,061
                                                                    -----------
EXPENSES
  Investment advisory fees (Note 2) ............................        430,027
  Administration, accounting and transfer agent fees (Note 2) ..         60,368
  Trustees' fees and expenses ..................................         37,140
  Legal and audit fees .........................................         20,507
  Insurance expense ............................................         10,063
  Registration fees ............................................          9,157
  Other expenses ...............................................          3,918
                                                                    -----------
    TOTAL EXPENSES .............................................        571,180
                                                                    -----------

NET INVESTMENT LOSS ............................................       (160,119)
                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains on investments ............................      4,016,450
  Net change in unrealized appreciation/depreciation
    on investments .............................................     (1,458,707)
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............      2,557,743
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $ 2,397,624
                                                                    ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended June 30, 1999 and December 31, 1998
==========================================================================================
                                                          Six Months Ended     Year Ended
                                                            June 30, 1999     December 31,
                                                             (Unaudited)          1998
                                                             ------------     ------------
FROM OPERATIONS
  Net investment loss ...................................    $   (160,119)    $   (263,130)
  Net realized gains (losses) on investments ............       4,016,450         (542,124)
  Net change in unrealized appreciation/depreciation
    on investments ......................................      (1,458,707)      (7,053,405)
                                                             ------------     ------------
Net increase (decrease) in net assets from operations ...       2,397,624       (7,858,659)
                                                             ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ............................              --               --
  From net realized gains on investments ................              --               --
                                                             ------------     ------------
Net decrease in net assets from distributions to
  shareholders ..........................................              --               --
                                                             ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .............................       4,003,741        8,246,596
  Payments for shares redeemed ..........................     (10,418,775)      (7,657,068)
                                                             ------------     ------------
Net increase (decrease) in net assets from capital
  share transactions ....................................      (6,415,034)         589,528
                                                             ------------     ------------

TOTAL DECREASE IN NET ASSETS ............................      (4,017,410)      (7,269,131)

NET ASSETS
  Beginning of period ...................................      62,697,429       69,966,560
                                                             ------------     ------------
  End of period .........................................    $ 58,680,019     $ 62,697,429
                                                             ============     ============

ACCUMULATED NET INVESTMENT LOSS .........................    $   (160,119)    $         --
                                                             ============     ============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ...........................................         186,994          344,319
  Shares redeemed .......................................        (502,187)        (343,575)
                                                             ------------     ------------
  Net increase (decrease) in shares outstanding .........        (315,193)             744
  Shares outstanding, beginning of period ...............       2,916,734        2,915,990
                                                             ------------     ------------
  Shares outstanding, end of period .....................       2,601,541        2,916,734
                                                             ============     ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                      Six Months          Year         Year         Year         Year         Year
                                                         Ended           Ended        Ended        Ended        Ended        Ended
                                                     June 30, 1999      Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                                      (Unaudited)         1998         1997         1996         1995         1994
                                                      -----------         ----         ----         ----         ----         ----
Net asset value at beginning of period .............    $ 21.50         $ 23.99      $ 21.19      $ 19.66      $ 18.12      $ 20.97
                                                        -------         -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income (loss) .....................      (0.06)          (0.09)        0.06        (0.02)       (0.03)       (0.05)
  Net realized and unrealized gains (losses) on
    investments ....................................       1.12           (2.40)        5.88         3.61         3.09        (1.37)
                                                        -------         -------      -------      -------      -------      -------
Total from investment operations ...................       1.06           (2.49)        5.94         3.59         3.06        (1.42)
                                                        -------         -------      -------      -------      -------      -------
Less distributions:
  From net investment income .......................         --              --        (0.06)          --           --           --
  From net realized gains on investments ...........         --              --        (3.03)       (2.06)       (1.52)       (1.36)
  In excess of net realized gains on investments ...         --              --        (0.05)          --           --        (0.07)
                                                        -------         -------      -------      -------      -------      -------
Total distributions ................................         --              --        (3.14)       (2.06)       (1.52)       (1.43)
                                                        -------         -------      -------      -------      -------      -------
Net asset value at end of period ...................    $ 22.56         $ 21.50      $ 23.99      $ 21.19      $ 19.66      $ 18.12
                                                        =======         =======      =======      =======      =======      =======
Total return .......................................       4.9%(A)      (10.4)%        28.0%        18.3%        16.9%       (6.8)%
                                                        =======         =======      =======      =======      =======      =======
Ratios/Supplementary Data:
Ratio of expenses to average net assets ............      1.99%(B)        1.94%        1.91%        1.97%        2.00%        2.01%
Ratio of net investment income (loss) to average net
  assets ...........................................    (0.56)%(B)      (0.39)%        0.24%      (0.08)%      (0.18)%      (0.36)%
Portfolio turnover rate ............................        55%(B)          54%          47%          50%          70%          78%
Net assets at end of period (000's) ................    $58,680         $62,697      $69,967      $55,105      $53,137      $45,097

----------------
(A) Not annualized.
(B) Annualized.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (Unaudited)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation through investment primarily in small cap value stocks. This investment in stocks, by definition, entails the risk of loss of capital to shareholders. See the Prospectus for more detailed information regarding the investment objectives of the Fund.

The following is a summary of significant  accounting  policies  followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of business on the day of valuation, or, if not traded on a particular day, at the average of the highest current independent bid and lowest current independent offer; securities traded in the over-the-counter market, not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of trading on the day of valuation; and securities (and other assets) for which market quotations are not readily available are valued at their fair market value as determined in good faith pursuant to procedures established by the Board of Trustees. Short-term securities are valued at amortized cost, which approximates market value.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to the shareholders. Therefore, no provision for income or excise taxes is necessary.

     The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles (GAAP), the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income or loss and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes and financial highlights may differ from that reported to shareholders for Federal income tax purposes.
     Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net realized gains in the accompanying statements. Net investment losses, for tax purposes, are reclassified to paid-in capital.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate GAAP.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. The Fund's policy is to take possession of the underlying securities and, on a daily basis, mark to market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). The Chairman of the Board of the Fund is also the President and CEO of Gregory J. Schwartz & Co., Inc. (the Distributor). Certain other trustees and officers of the Fund are officers of the Adviser or of Countrywide Fund Services, Inc. (CFS), the administrative, accounting and transfer agent for the Fund. The Distributor is the primary agent for the distribution of the Fund and receives fees from the Adviser, not the Fund or its shareholders.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.5% of average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

Pursuant to an Administration, Accounting and Transfer Agency Agreement between the Fund and CFS, CFS supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays CFS a fee, payable monthly, at an annual rate of 0.22% of average daily net assets up to $25 million; 0.20% of such assets from $25 million to $100 million; and 0.15% of such assets in excess of $100 million.

3.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments, other than short-term investments, for the six months ended June 30, 1999, were $14,828,316 and $26,862,244, respectively.

4.   FEDERAL INCOME TAXES

As of June 30, 1999, net unrealized appreciation of securities was $7,944,172 for federal income tax purposes of which $11,250,871 related to appreciated securities and $3,306,699 related to depreciated securities. The aggregate cost of investments at June 30, 1999 for federal income tax purposes was $50,680,378. At December 31, 1998, the Fund had a capital loss carryforward of $18,170 for federal income tax purposes, expiring December 31, 2006. This carryforward is available to offset future capital gains, if any.

SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz

OFFICERS
Gregory J. Schwartz, Chairman of the Board
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary/Treasurer
Tina D. Hosking, Assistant Secretary
Brian J. Manley, Assistant Secretary
Robert L. Bennett, Assistant Treasurer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1025 Connecticut Avenue, N.W.
Washington, D.C. 20036

SCHWARTZ VALUE FUND is a 100% no-load diversified investment company (a mutual fund). The investment objective is long-term capital appreciation.